Note 6 - Stock Option Plan (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended	67 Months Ended
	Feb. 17, 2015	May. 20, 2009	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014
Restricted Stock [Member]
Note 6 - Stock Option Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				19,500
Allocated Share-based Compensation Expense (in Dollars)			$ 21,000	$ 38,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)				$ 13,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options (in Dollars)			$ 415,000	$ 415,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 24.50
Restricted Stock [Member] | Directors, Officers and Key Employees [Member]
Note 6 - Stock Option Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	19,500
Share Price (in Dollars per share)	$ 24.50
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)	$ 478,000
Restricted Stock [Member] | Directors, Officers and Key Employees [Member] | Subsequent Event [Member]
Note 6 - Stock Option Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	19,500
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)	$ 478,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 24.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
2009 Equity Incentive Plan [Member]
Note 6 - Stock Option Plan (Details) [Line Items]
Maximum Fair Value of First Exercisable Stock Incentive Options		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					223,000	223,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
2009 Equity Incentive Plan [Member] | Common Stock [Member]
Note 6 - Stock Option Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		223,000
Vesting Each Year on July 1 Beginning July 1, 2016 [Member] | Restricted Stock [Member] | Directors, Officers and Key Employees [Member]
Note 6 - Stock Option Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%
Maximum [Member] | Employee Stock Option [Member]
Note 6 - Stock Option Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Grant Date Fair Value of Awards (in Dollars)					$ 100,000